Fair value measurements and Hedging - Derivative Instruments (Table) (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
ING 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Mar. 29, 2020
Expiry	Mar. 29, 2026
Fixed Rate	0.70%
ING 1 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 29,960,000
ING 1 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 17,650,000
DNB [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Mar. 30, 2020
Expiry	Sep. 28, 2023
Fixed Rate	0.637%
DNB [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 128,910,000
DNB [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 51,020,000.00
SEB 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Mar. 30, 2020
Expiry	Sep. 28, 2023
Fixed Rate	0.632%
SEB 1 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 51,570,000
SEB 1 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 20,410,000
ING 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Apr. 02, 2020
Expiry	Oct. 02, 2025
Fixed Rate	0.70%
ING 2 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 19,690,000
ING 2 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 9,840,000
ING 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Apr. 02, 2020
Expiry	Oct. 02, 2025
Fixed Rate	0.70%
ING 3 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 19,690,000
ING 3 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 9,840,000
ING 4 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Apr. 03, 2020
Expiry	Apr. 03, 2023
Fixed Rate	0.675%
ING 4 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 16,160,000
ING 4 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 12,740,000
SEB 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Apr. 30, 2020
Expiry	Jan. 30, 2025
Fixed Rate	0.727%
SEB 2 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 29,440,000
SEB 2 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 19,250,000
SEB 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Apr. 30, 2020
Expiry	Jan. 30, 2025
Fixed Rate	0.727%
SEB 3 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 29,440,000
SEB 3 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 19,250,000
Citi 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Jul. 30, 2020
Expiry	Oct. 18, 2023
Fixed Rate	0.33%
Citi 1 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 104,450,000
Citi 1 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 60,650,000
Citi 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Aug. 10, 2020
Expiry	May 10, 2024
Fixed Rate	0.351%
Citi 2 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 56,070,000.00
Citi 2 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 37,910,000
Citi 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Jun. 22, 2020
Expiry	Dec. 20, 2023
Fixed Rate	0.338%
Citi 3 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 94,540,000
Citi 3 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 51,250,000
Citi 4 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Jun. 29, 2020
Expiry	Aug. 28, 2023
Fixed Rate	0.328%
Citi 4 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 56,915,000
Citi 4 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 31,235,000
Citi 5 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Jul. 21, 2020
Expiry	Jul. 21, 2023
Fixed Rate	0.325%
Citi 5 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 99,815,000
Citi 5 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 75,420,000
Citi 6 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Aug. 28, 2020
Expiry	May 28, 2024
Fixed Rate	0.352%
Citi 6 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 31,350,000
Citi 6 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 21,130,000
Citi 7 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Inception	Sep. 01, 2020
Expiry	Mar. 01, 2024
Fixed Rate	0.343%
Citi 7 [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 33,390,000
Citi 7 [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortizing Notional amount	$ 25,350,000